FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (5,408.2)	$ (4,120.0)
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	0.9
Fair value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	(5,470.2)	$ (4,419.2)
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ 0.9